UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Cash Management April 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificate of Deposit--27.7%	Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
4.89%, 6/22/06	200,000,000	200,000,000
Bank of America N.A.
4.82%, 3/21/07	75,000,000 a	75,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.79%, 5/5/06	200,000,000	200,000,000
Citibank (South Dakota) N.A., Sioux Falls
4.89%, 6/22/06	75,000,000	75,000,000
Credit Suisse (USA) Inc. (Yankee)
4.96%, 7/3/06	150,000,000	150,000,000
Credit Suisse (Yankee)
4.80% - 4.90%, 5/8/06 - 6/22/06	375,000,000	375,000,000
DEPFA BANK PLC (Yankee)
4.81% - 4.93%, 5/11/06 - 6/29/06	483,000,000 b	483,000,000
Dresdner Bank AG (Yankee)
4.80%, 5/10/06	200,000,000	200,000,000
HSH Nordbank AG (Yankee)
4.89% - 4.92%, 6/22/06 - 6/30/06	150,000,000 b	150,000,000
Societe Generale (Yankee)
4.78% - 4.92%, 5/8/06 - 6/29/06	530,000,000	530,000,000
Svenska Handelsbanken (Yankee)
4.80%, 5/11/06	500,000,000	500,000,000
Total Negotiable Bank Certificate of Deposit
(cost $2,938,000,000)		2,938,000,000

Commercial Paper--62.7%

Allied Irish Banks PLC
4.78%, 5/5/06	200,000,000	199,894,222
Amstel Funding Corp.
4.93%, 6/28/06	170,000,000 b	168,665,339
Bear Stearns Cos. Inc.
4.78%, 5/5/06	225,000,000	224,881,000
Beethoven Funding Corporation
4.80%, 5/4/06	50,182,000 b	50,162,011
Beta Finance Inc.
4.90%, 6/22/06	67,500,000 b	67,028,100
Bryant Park Funding LLC
4.90%, 6/20/06	40,494,000 b	40,221,790
CAFCO LLC
4.92%, 6/28/06	100,000,000 b	99,217,000
CBA (Delaware) Finance Inc.
4.89%, 6/22/06	80,000,000	79,441,867
CC (USA) Inc.
4.90%, 6/22/06	45,000,000 b	44,685,400
CHARTA LLC
4.90%, 6/20/06	250,000,000 b	248,319,444
CIESCO LLC
4.90% - 4.92%, 6/23/06 - 6/28/06	250,000,000 b	248,149,271
Citigroup Global Markets Holdings Inc.
4.95%, 7/5/06	100,000,000	99,117,083
CRC Funding LLC

4.90% - 4.92%, 6/19/06 - 6/23/06	200,000,000 b	198,625,722
Cullinan Finance Ltd.
4.89% - 4.90%, 6/13/06 - 6/16/06	80,037,000 b	79,559,572
Daimler Chrysler Revolving Auto Conduit LLC
4.95%, 7/5/06	20,000,000	19,823,417
Danske Corp., Delaware
4.81%, 5/11/06	318,370,000	317,946,391
Deutsche Bank Financial LLC
4.82%, 5/1/06	200,000,000	200,000,000
DnB NOR Bank ASA
4.90%, 6/22/06	500,000,000	496,508,056
FCAR Owner Trust, Ser. I
4.79%, 5/10/06	400,000,000	399,523,000
Gemini Securitization Corp., LLC
4.80%, 5/11/06	25,000,000 b	24,966,806
General Electric Capital Services Inc.
4.79%, 5/11/06	200,000,000	199,734,722
Grampian Funding Ltd.
4.90% - 4.93%, 6/23/06 - 6/27/06	595,000,000 b	590,485,214
Harrier Finance Funding Ltd.
4.89% - 4.90%, 6/15/06 - 6/22/06	111,000,000 b	110,291,383
Kredietbank N.A. Finance Corp.
4.90%, 6/22/06 - 6/23/06	300,000,000	297,876,500
Landesbank Baden-Wuerttemberg
4.79%, 5/8/06	335,000,000	334,689,287
Long Lane Master Trust IV
4.80%, 5/5/06 - 5/10/06	79,122,000 b	79,060,644
Mont Blanc Capital Corp.
4.79%, 5/8/06	22,269,000 b	22,248,346
Nordea North America Inc.
4.78%, 5/5/06	125,000,000	124,933,889
Prudential Funding LLC
4.83%, 5/1/06	300,000,000	300,000,000
Rabobank USA Financial Corp.
4.82%, 5/1/06	200,000,000	200,000,000
Santander Central Hispano Finance (Delaware) Inc.
4.78%, 5/5/06	197,310,000	197,205,535
Skandinaviska Enskilda Banken AB
4.95%, 7/3/06	90,000,000	89,230,613
Solitaire Funding Ltd.
4.90%, 6/22/06	134,000,000 b	133,063,191
Thunder Bay Funding LLC
4.90%, 6/21/06	37,272,000 b	37,016,438
Ticonderoga Master Funding Limited
4.80%, 5/10/06	45,182,000 b	45,128,008
UBS Finance Delaware LLC
4.82%, 5/1/06	200,000,000	200,000,000
Variable Funding Capital Company, LLC
4.78%, 5/8/06	200,000,000 b	199,814,889
Westpac Capital Corp.
4.90%, 6/22/06	73,500,000	72,986,684
WestpacTrust Securities NZ Ltd.
4.90%, 6/22/06	100,000,000	99,301,611
Total Commercial Paper
(cost $6,639,802,445)		6,639,802,445

Corporate Notes--7.8% Bank of America Corp.

4.82%, 5/25/07	250,000,000 a	250,000,000
Fifth Third Bancorp
4.93%, 5/23/06	200,000,000 a,b	200,000,000
Harrier Finance Funding Ltd.
4.82%, 11/15/06	125,000,000 a,b	125,000,000
Morgan Stanley
4.85%, 5/3/06	250,000,000 a	250,000,000
Total Corporate Notes
(cost $825,000,000)		825,000,000

Total Investments (cost $10,402,802,445)	98.2%	10,402,802,445
Cash and Receivables (Net)	1.8%	193,339,535
Net Assets	100.0%	10,596,141,980

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
	April 30, 2006 these securities amounted to $3,444,708,568 or 32.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 22, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 22, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)